ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
13.	ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

		As of December 31,
		2017	2018
		US$	US$

Payroll and welfare benefit		19,152	14,265
Other taxes and surcharges payable	(1)	38,669	40,676
Amounts payable to employees		2,794	2,269
Amounts payable to sales and marketing agents		46,529	38,304
Amounts due to foremen and suppliers of decoration services		3,693	2,562
Amounts due to Tianxiajin investors		357	860
Down payments collected on behalf of secondary home sellers		1,806	1,202
Cash incentives payable to home buyers	(2)	12,018	5,893
Others		33,781	25,237

		158,799	131,268

(1)	Other taxes and surcharges payable consist of VAT, cultural construction fee (“CCF”), city construction tax (“CCT”) and withholding individual income tax (“IIT”).

(2)	Cash incentives payable to home buyers, are payable when home buyers successfully purchase new properties through the Company’s platform and successfully registers on the Company’s website.